Quarterly Holdings Report
for
Fidelity Advisor® Limited Term Bond Fund
November 30, 2021
LTB-NPRT1-0122
1.813046.117
Nonconvertible Bonds - 57.7%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.:
0.9% 3/25/24	5,000,000	4,967,767
1.65% 2/1/28	12,588,000	12,247,286
NTT Finance Corp.:
0.583% 3/1/24 (b)	4,260,000	4,219,676
1.162% 4/3/26 (b)	8,933,000	8,774,098
1.591% 4/3/28 (b)	10,000,000	9,847,300
Verizon Communications, Inc.:
2.355% 3/15/32 (b)	12,779,000	12,648,608
3% 3/22/27	626,000	660,985
		53,365,720
Media - 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 4.464% 7/23/22	16,000,000	16,282,654
Comcast Corp.:
3.7% 4/15/24	4,500,000	4,768,969
3.95% 10/15/25	2,610,000	2,845,649
Discovery Communications LLC:
2.95% 3/20/23	7,000,000	7,180,243
3.625% 5/15/30	1,664,000	1,780,161
		32,857,676
Wireless Telecommunication Services - 0.4%
T-Mobile U.S.A., Inc.:
2.625% 4/15/26	10,100,000	10,101,768
3.5% 4/15/25	6,000,000	6,347,027
		16,448,795
TOTAL COMMUNICATION SERVICES		102,672,191
CONSUMER DISCRETIONARY - 3.0%
Automobiles - 2.4%
BMW U.S. Capital LLC 3.45% 4/12/23 (b)	7,000,000	7,248,153
Daimler Finance North America LLC:
0.75% 3/1/24 (b)	17,889,000	17,744,949
1.45% 3/2/26 (b)	6,948,000	6,911,634
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 1.200% 1.25% 11/17/23 (c)(d)	15,000,000	15,206,851
1.05% 3/8/24	2,306,000	2,291,189
1.25% 1/8/26	8,359,000	8,151,590
1.7% 8/18/23	10,000,000	10,106,630
3.25% 1/5/23	5,000,000	5,120,538
4.15% 6/19/23	5,231,000	5,463,804
Volkswagen Group of America Finance LLC 1.25% 11/24/25 (b)	15,040,000	14,797,274
		93,042,612
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp. 3.3% 7/1/25	1,040,000	1,107,308
Starbucks Corp. 3.8% 8/15/25	2,340,000	2,528,502
		3,635,810
Multiline Retail - 0.2%
Dollar Tree, Inc. 4% 5/15/25	6,000,000	6,465,074
Specialty Retail - 0.3%
AutoZone, Inc.:
3.125% 7/15/23	3,247,000	3,349,888
3.625% 4/15/25	545,000	581,311
Ross Stores, Inc. 0.875% 4/15/26	7,357,000	7,134,011
		11,065,210
TOTAL CONSUMER DISCRETIONARY		114,208,706
CONSUMER STAPLES - 4.6%
Beverages - 0.7%
Dr. Pepper Snapple Group, Inc. 0.75% 3/15/24	15,000,000	14,844,603
Molson Coors Beverage Co. 3% 7/15/26	10,575,000	11,070,055
		25,914,658
Food & Staples Retailing - 0.7%
7-Eleven, Inc.:
0.8% 2/10/24 (b)	7,321,000	7,242,402
0.95% 2/10/26 (b)	7,891,000	7,612,579
1.3% 2/10/28 (b)	3,614,000	3,439,233
Mondelez International Holdings Netherlands BV 0.75% 9/24/24 (b)	9,342,000	9,225,788
		27,520,002
Food Products - 1.4%
Conagra Brands, Inc. 0.5% 8/11/23	6,707,000	6,662,030
JBS Finance Luxembourg SARL 2.5% 1/15/27 (b)	5,030,000	4,987,748
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (b)	10,730,000	11,572,305
JDE Peet's BV:
0.8% 9/24/24 (b)	8,000,000	7,840,691
1.375% 1/15/27 (b)	10,440,000	10,158,256
McCormick & Co., Inc. 0.9% 2/15/26	15,000,000	14,526,345
		55,747,375
Tobacco - 1.8%
Altria Group, Inc. 2.35% 5/6/25	1,003,000	1,030,770
BAT Capital Corp. 3.222% 8/15/24	7,000,000	7,290,556
BAT International Finance PLC:
1.668% 3/25/26	15,000,000	14,776,280
3.95% 6/15/25 (b)	5,000,000	5,363,457
Imperial Tobacco Finance PLC:
3.125% 7/26/24 (b)	8,250,000	8,553,152
4.25% 7/21/25 (b)	13,000,000	14,002,884
Philip Morris International, Inc.:
0.875% 5/1/26	4,502,000	4,351,855
1.125% 5/1/23	4,000,000	4,023,991
1.5% 5/1/25	3,501,000	3,521,914
2.875% 5/1/24	4,910,000	5,129,600
		68,044,459
TOTAL CONSUMER STAPLES		177,226,494
ENERGY - 4.7%
Oil, Gas & Consumable Fuels - 4.7%
Canadian Natural Resources Ltd. 2.05% 7/15/25	3,668,000	3,706,671
Cenovus Energy, Inc. 3.8% 9/15/23	4,723,000	4,907,596
Enbridge, Inc. 1.6% 10/4/26	10,000,000	9,860,070
Energy Transfer LP:
2.9% 5/15/25	7,150,000	7,379,350
3.6% 2/1/23	2,824,000	2,889,740
4.2% 9/15/23	1,441,000	1,510,022
4.25% 3/15/23	6,314,000	6,519,387
4.5% 4/15/24	570,000	607,011
Equinor ASA:
1.75% 1/22/26	1,120,000	1,130,038
2.875% 4/6/25	7,000,000	7,336,629
Kinder Morgan Energy Partners LP 3.5% 9/1/23	5,738,000	5,946,266
Marathon Petroleum Corp. 4.5% 5/1/23	5,640,000	5,892,617
MPLX LP:
1.75% 3/1/26	15,044,000	14,889,211
3.375% 3/15/23	6,618,000	6,795,224
4.5% 7/15/23	856,000	895,085
Occidental Petroleum Corp.:
2.9% 8/15/24	6,061,000	6,078,910
3.2% 8/15/26	277,000	272,153
Ovintiv Exploration, Inc. 5.625% 7/1/24	1,967,000	2,140,459
Petroleos Mexicanos:
6.49% 1/23/27	6,035,000	6,170,486
6.5% 3/13/27	12,000,000	12,261,000
Phillips 66 Co.:
1.3% 2/15/26	6,892,000	6,757,750
3.7% 4/6/23	4,430,000	4,592,937
3.85% 4/9/25	7,000,000	7,496,299
Pioneer Natural Resources Co. 0.55% 5/15/23	7,781,000	7,744,148
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	4,768,000	4,801,236
Shell International Finance BV 3.5% 11/13/23	1,470,000	1,545,464
The Williams Companies, Inc. 3.6% 3/15/22	12,000,000	12,043,487
TransCanada PipeLines Ltd. 2.5% 8/1/22	5,142,000	5,206,146
Valero Energy Corp.:
1.2% 3/15/24	10,000,000	9,953,733
2.85% 4/15/25	9,963,000	10,340,046
Western Gas Partners LP 3 month U.S. LIBOR + 2.100% 2.2218% 1/13/23 (c)(d)	2,040,000	2,029,392
		179,698,563
FINANCIALS - 28.7%
Banks - 16.6%
ABN AMRO Bank NV 1.542% 6/16/27 (b)(c)	8,114,000	7,970,601
Banco Santander SA 1.722% 9/14/27 (c)	5,000,000	4,906,658
Bank of America Corp.:
3 month U.S. LIBOR + 0.640% 2.015% 2/13/26 (c)(d)	11,000,000	11,144,662
1.197% 10/24/26 (c)	13,673,000	13,387,585
1.319% 6/19/26 (c)	16,000,000	15,847,361
1.734% 7/22/27 (c)	7,174,000	7,109,192
3.004% 12/20/23 (c)	6,462,000	6,607,588
4.2% 8/26/24	15,750,000	16,924,834
Barclays PLC:
1.007% 12/10/24 (c)	5,000,000	4,966,624
2.279% 11/24/27 (c)	5,000,000	5,006,010
2.852% 5/7/26 (c)	18,848,000	19,452,412
3.932% 5/7/25 (c)	4,000,000	4,224,050
4.338% 5/16/24 (c)	5,045,000	5,282,338
BNP Paribas SA:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 1.000% 1.323% 1/13/27 (b)(c)(d)	7,417,000	7,225,887
2.219% 6/9/26 (b)(c)	8,627,000	8,758,252
3.5% 3/1/23 (b)	17,000,000	17,568,883
BPCE SA:
1.652% 10/6/26 (b)(c)	20,000,000	19,767,124
2.045% 10/19/27 (b)(c)	6,865,000	6,812,428
4% 9/12/23 (b)	5,000,000	5,262,563
Capital One Bank NA 2.28% 1/28/26 (c)	7,000,000	7,144,096
CIT Group, Inc.:
3.929% 6/19/24 (c)	815,000	839,380
4.75% 2/16/24	5,000,000	5,275,000
5% 8/1/23	5,000,000	5,275,000
Citigroup, Inc.:
0.981% 5/1/25 (c)	5,320,000	5,284,621
3.106% 4/8/26 (c)	10,000,000	10,482,891
4.4% 6/10/25	3,018,000	3,277,695
Danske Bank A/S 3.875% 9/12/23 (b)	6,000,000	6,275,450
DNB Bank ASA:
1.535% 5/25/27 (b)(c)	4,643,000	4,582,898
1.605% 3/30/28 (b)(c)	9,570,000	9,400,018
HSBC Holdings PLC:
1.589% 5/24/27 (c)	10,000,000	9,770,019
1.645% 4/18/26 (c)	6,567,000	6,536,756
3.803% 3/11/25 (c)	5,000,000	5,264,385
3.95% 5/18/24 (c)	3,000,000	3,120,291
Huntington Bancshares, Inc. 2.625% 8/6/24	4,610,000	4,768,741
ING Groep NV 1.726% 4/1/27 (c)	4,192,000	4,174,538
Intesa Sanpaolo SpA:
3.25% 9/23/24 (b)	14,000,000	14,617,244
3.375% 1/12/23 (b)	5,775,000	5,922,335
5.71% 1/15/26 (b)	3,242,000	3,593,616
JPMorgan Chase & Co.:
0.824% 6/1/25 (c)	7,855,000	7,761,190
1.045% 11/19/26 (c)	15,000,000	14,584,906
1.47% 9/22/27 (c)	10,000,000	9,808,587
1.514% 6/1/24 (c)	5,770,000	5,816,100
2.083% 4/22/26 (c)	25,219,000	25,649,312
2.956% 5/13/31 (c)	12,053,000	12,449,149
3.559% 4/23/24 (c)	10,000,000	10,368,120
Lloyds Banking Group PLC:
0.695% 5/11/24 (c)	5,000,000	4,982,125
2.438% 2/5/26 (c)	2,636,000	2,707,691
Mitsubishi UFJ Financial Group, Inc.:
0.848% 9/15/24 (c)	7,000,000	6,981,528
1.412% 7/17/25	8,000,000	7,965,084
1.538% 7/20/27 (c)	10,000,000	9,854,973
1.64% 10/13/27 (c)	5,000,000	4,944,147
2.193% 2/25/25	7,200,000	7,382,780
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (c)	17,495,000	17,441,937
1.234% 5/22/27 (c)	10,000,000	9,708,890
National Bank of Canada 0.9% 8/15/23 (c)	10,100,000	10,114,755
NatWest Group PLC:
2.359% 5/22/24 (c)	4,223,000	4,303,049
3.875% 9/12/23	12,600,000	13,171,348
4.519% 6/25/24 (c)	10,962,000	11,536,009
NatWest Markets PLC 0.8% 8/12/24 (b)	5,141,000	5,071,426
Regions Financial Corp. 2.25% 5/18/25	3,135,000	3,220,064
Royal Bank of Canada 1.15% 6/10/25	15,000,000	14,868,917
Santander Holdings U.S.A., Inc.:
3.4% 1/18/23	5,500,000	5,637,556
3.45% 6/2/25	5,700,000	6,013,707
Societe Generale:
1.488% 12/14/26 (b)(c)	7,870,000	7,691,216
1.792% 6/9/27 (b)(c)	6,750,000	6,626,619
2.625% 10/16/24 (b)	1,530,000	1,575,922
3.875% 3/28/24 (b)	6,015,000	6,363,371
Sumitomo Mitsui Financial Group, Inc.:
0.508% 1/12/24	989,000	978,432
1.402% 9/17/26	10,000,000	9,791,807
1.474% 7/8/25	10,000,000	9,978,760
SVB Financial Group 3.125% 6/5/30	3,077,000	3,231,577
Synovus Bank 2.289% 2/10/23 (c)	1,640,000	1,643,164
Synovus Financial Corp. 3.125% 11/1/22	7,118,000	7,233,031
Wells Fargo & Co.:
1.654% 6/2/24 (c)	5,500,000	5,557,689
2.164% 2/11/26 (c)	10,000,000	10,203,851
2.188% 4/30/26 (c)	5,000,000	5,105,501
2.406% 10/30/25 (c)	14,000,000	14,374,415
3.75% 1/24/24	5,000,000	5,269,496
4.3% 7/22/27	7,000,000	7,783,100
Westpac Banking Corp. 4.11% 7/24/34 (c)	1,710,000	1,854,371
		641,435,698
Capital Markets - 5.9%
Ares Capital Corp. 3.25% 7/15/25	10,000,000	10,295,985
Credit Suisse AG 0.52% 8/9/23	8,000,000	7,960,331
Credit Suisse Group AG:
1.305% 2/2/27 (b)(c)	10,000,000	9,679,373
2.593% 9/11/25 (b)(c)	4,805,000	4,913,193
Deutsche Bank AG 4.5% 4/1/25	2,904,000	3,098,606
Deutsche Bank AG New York Branch:
0.898% 5/28/24	2,899,000	2,879,333
1.447% 4/1/25 (c)	6,811,000	6,786,533
2.129% 11/24/26 (c)	14,479,000	14,514,892
2.222% 9/18/24 (c)	22,621,000	22,942,515
2.311% 11/16/27 (c)	7,028,000	7,016,097
Goldman Sachs Group, Inc.:
0.627% 11/17/23 (c)	8,000,000	7,979,263
0.657% 9/10/24 (c)	4,500,000	4,465,186
2.905% 7/24/23 (c)	12,500,000	12,662,270
3.2% 2/23/23	12,500,000	12,841,223
3.272% 9/29/25 (c)	5,000,000	5,244,756
Intercontinental Exchange, Inc. 0.7% 6/15/23	6,859,000	6,840,810
Moody's Corp. 4.875% 2/15/24	4,000,000	4,296,733
Morgan Stanley:
0.529% 1/25/24 (c)	9,045,000	9,009,444
0.56% 11/10/23 (c)	5,000,000	4,984,737
0.79% 5/30/25 (c)	10,000,000	9,847,084
0.791% 1/22/25 (c)	11,500,000	11,373,987
2.188% 4/28/26 (c)	5,000,000	5,101,414
2.72% 7/22/25 (c)	3,953,000	4,079,396
3.737% 4/24/24 (c)	12,000,000	12,450,613
Nomura Holdings, Inc. 1.653% 7/14/26	12,500,000	12,298,163
State Street Corp. 2.901% 3/30/26 (c)	305,000	320,788
UBS AG London Branch 1.25% 6/1/26 (b)	8,000,000	7,867,851
UBS Group AG 1.008% 7/30/24 (b)(c)	7,594,000	7,589,344
		229,339,920
Consumer Finance - 2.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	5,760,000	5,749,611
1.75% 1/30/26	7,095,000	6,955,339
2.45% 10/29/26	2,102,000	2,107,288
3.3% 1/23/23	7,000,000	7,166,282
3.5% 5/26/22	915,000	925,618
4.125% 7/3/23	1,826,000	1,904,137
4.875% 1/16/24	1,481,000	1,582,490
Ally Financial, Inc.:
1.45% 10/2/23	1,220,000	1,225,395
3.05% 6/5/23	8,326,000	8,548,423
5.125% 9/30/24	9,760,000	10,693,933
Capital One Financial Corp.:
1.878% 11/2/27 (c)	7,000,000	6,961,055
3.9% 1/29/24	3,000,000	3,166,086
Ford Motor Credit Co. LLC:
3.087% 1/9/23	12,000,000	12,151,560
3.339% 3/28/22	2,246,000	2,253,749
4.14% 2/15/23	5,000,000	5,106,300
Hyundai Capital America 1% 9/17/24 (b)	9,737,000	9,608,401
Synchrony Financial:
4.25% 8/15/24	2,551,000	2,715,782
4.375% 3/19/24	4,922,000	5,218,380
Toyota Motor Credit Corp. 0.5% 8/14/23	4,167,000	4,153,313
		98,193,142
Diversified Financial Services - 1.2%
AIG Global Funding:
0.8% 7/7/23 (b)	2,197,000	2,198,049
0.9% 9/22/25 (b)	7,000,000	6,838,635
Athene Global Funding:
0.95% 1/8/24 (b)	8,877,000	8,847,802
1% 4/16/24 (b)	8,000,000	7,964,759
1.73% 10/2/26 (b)	5,000,000	4,905,560
Brixmor Operating Partnership LP 2.25% 4/1/28	4,348,000	4,355,287
Equitable Holdings, Inc. 3.9% 4/20/23	303,000	315,101
Jackson Financial, Inc. 1.125% 11/22/23 (b)	10,000,000	9,994,403
		45,419,596
Insurance - 2.5%
American International Group, Inc.:
2.5% 6/30/25	5,000,000	5,173,565
4.2% 4/1/28	4,000,000	4,502,328
Empower Finance 2020 LP 1.357% 9/17/27 (b)	5,321,000	5,163,428
Equitable Financial Life Global Funding:
0.5% 11/17/23 (b)	10,075,000	9,995,510
1.4% 8/27/27 (b)	15,000,000	14,640,397
1.7% 11/12/26 (b)	5,000,000	4,954,045
Great-West Lifeco U.S. Finance 2020 LP 0.904% 8/12/25 (b)	3,381,000	3,295,503
Guardian Life Global Funding:
1.1% 6/23/25 (b)	7,850,000	7,799,315
1.4% 7/6/27 (b)	8,010,000	7,850,819
Marsh & McLennan Companies, Inc.:
3.3% 3/14/23	1,731,000	1,787,661
3.875% 3/15/24	6,123,000	6,501,711
Metropolitan Life Global Funding I 0.9% 6/8/23 (b)	4,581,000	4,597,313
Pacific Life Global Funding II 1.2% 6/24/25 (b)	4,494,000	4,467,962
Pricoa Global Funding I 2.4% 9/23/24 (b)	6,476,000	6,717,049
RGA Global Funding 2% 11/30/26 (b)	3,680,000	3,700,478
Willis Group North America, Inc. 4.5% 9/15/28	5,000,000	5,657,319
		96,804,403
TOTAL FINANCIALS		1,111,192,759
HEALTH CARE - 3.1%
Biotechnology - 0.2%
AbbVie, Inc. 2.3% 11/21/22	6,780,000	6,882,226
Health Care Equipment & Supplies - 0.2%
Alcon Finance Corp. 2.75% 9/23/26 (b)	4,038,000	4,175,358
Boston Scientific Corp. 1.9% 6/1/25	5,000,000	5,061,613
		9,236,971
Health Care Providers & Services - 0.7%
Anthem, Inc. 0.45% 3/15/23	10,171,000	10,127,709
Cigna Corp.:
0.613% 3/15/24	2,410,000	2,380,988
3.75% 7/15/23	2,547,000	2,657,531
CVS Health Corp. 3.7% 3/9/23	2,249,000	2,325,865
Humana, Inc. 0.65% 8/3/23	10,000,000	9,946,185
		27,438,278
Life Sciences Tools & Services - 0.7%
PerkinElmer, Inc. 0.85% 9/15/24	10,160,000	9,997,172
Thermo Fisher Scientific, Inc.:
1.215% 10/18/24	10,000,000	10,001,273
2.95% 9/19/26	6,566,000	6,934,891
		26,933,336
Pharmaceuticals - 1.3%
AstraZeneca Finance LLC 0.7% 5/28/24	7,493,000	7,417,202
Bayer U.S. Finance II LLC:
3.375% 7/15/24 (b)	5,000,000	5,212,074
4.25% 12/15/25 (b)	10,500,000	11,429,888
Bayer U.S. Finance LLC 3.375% 10/8/24 (b)	7,000,000	7,338,649
Bristol-Myers Squibb Co.:
2.9% 7/26/24	6,000,000	6,276,259
3.2% 6/15/26	5,000,000	5,374,682
Elanco Animal Health, Inc. 5.272% 8/28/23 (c)	552,000	583,149
Mylan NV 3.125% 1/15/23 (b)	5,791,000	5,933,115
Viatris, Inc. 1.65% 6/22/25	480,000	479,042
		50,044,060
TOTAL HEALTH CARE		120,534,871
INDUSTRIALS - 3.1%
Aerospace & Defense - 0.5%
The Boeing Co.:
1.167% 2/4/23	7,169,000	7,171,681
1.95% 2/1/24	10,390,000	10,533,814
4.875% 5/1/25	3,000,000	3,287,986
		20,993,481
Airlines - 0.3%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	4,796,066	4,590,298
Delta Air Lines, Inc. 2.9% 10/28/24	5,500,000	5,542,860
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	3,429,247	3,377,808
		13,510,966
Building Products - 0.1%
Carrier Global Corp. 2.242% 2/15/25	3,940,000	4,028,288
Commercial Services & Supplies - 0.4%
Republic Services, Inc. 0.875% 11/15/25	15,000,000	14,580,793
Industrial Conglomerates - 0.4%
Roper Technologies, Inc. 3.65% 9/15/23	3,078,000	3,215,741
Siemens Financieringsmaatschappij NV:
0.65% 3/11/24 (b)	6,309,000	6,270,721
1.2% 3/11/26 (b)	6,674,000	6,559,616
		16,046,078
Machinery - 0.5%
Otis Worldwide Corp.:
3 month U.S. LIBOR + 0.450% 0.5831% 4/5/23 (c)(d)	4,000,000	4,000,203
2.056% 4/5/25	7,000,000	7,127,670
Westinghouse Air Brake Tech Co. 4.4% 3/15/24	5,900,000	6,280,068
		17,407,941
Road & Rail - 0.1%
Canadian Pacific Railway Co. 1.75% 12/2/26 (e)	2,099,000	2,100,180
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
0.7% 2/15/24	3,555,000	3,504,839
0.8% 8/18/24	4,323,000	4,242,691
2.625% 7/1/22	5,000,000	5,047,558
4.25% 2/1/24	2,597,000	2,749,102
International Lease Finance Corp. 5.875% 8/15/22	4,375,000	4,531,554
		20,075,744
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (b)	7,180,000	7,333,747
3.625% 5/1/22 (b)	719,000	726,021
3.95% 7/1/24 (b)	955,000	1,000,933
5.5% 1/15/26 (b)	2,089,000	2,318,662
		11,379,363
TOTAL INDUSTRIALS		120,122,834
INFORMATION TECHNOLOGY - 2.3%
Electronic Equipment & Components - 0.3%
Amphenol Corp. 3.2% 4/1/24	896,000	934,857
Dell International LLC/EMC Corp. 5.45% 6/15/23	10,555,000	11,195,293
		12,130,150
IT Services - 0.3%
PayPal Holdings, Inc.:
1.35% 6/1/23	2,668,000	2,695,804
1.65% 6/1/25	2,097,000	2,117,445
The Western Union Co.:
2.85% 1/10/25	1,242,000	1,291,498
4.25% 6/9/23	5,000,000	5,235,322
		11,340,069
Semiconductors & Semiconductor Equipment - 0.7%
Broadcom, Inc. 1.95% 2/15/28 (b)	15,000,000	14,635,110
Microchip Technology, Inc. 0.983% 9/1/24 (b)	5,060,000	4,986,904
Micron Technology, Inc. 4.185% 2/15/27	6,000,000	6,569,880
		26,191,894
Software - 0.6%
Microsoft Corp. 2.4% 8/8/26	10,000,000	10,432,010
Oracle Corp. 1.65% 3/25/26	3,618,000	3,600,262
VMware, Inc.:
1% 8/15/24	6,564,000	6,517,275
1.4% 8/15/26	2,882,000	2,816,254
		23,365,801
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc. 2.45% 8/4/26	15,000,000	15,625,573
TOTAL INFORMATION TECHNOLOGY		88,653,487
MATERIALS - 0.7%
Chemicals - 0.7%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.3% 5/1/23 (b)	3,089,000	3,194,083
International Flavors & Fragrances, Inc.:
0.697% 9/15/22 (b)	1,352,000	1,352,773
1.23% 10/1/25 (b)	7,000,000	6,877,898
LYB International Finance III LLC 1.25% 10/1/25	6,305,000	6,224,905
The Mosaic Co. 3.25% 11/15/22	7,000,000	7,155,477
Westlake Chemical Corp. 0.875% 8/15/24	2,986,000	2,955,995
		27,761,131
REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.2%
American Tower Corp. 1.3% 9/15/25	2,406,000	2,372,364
Boston Properties, Inc. 3.2% 1/15/25	3,000,000	3,149,265
Crown Castle International Corp. 1.35% 7/15/25	566,000	560,267
ERP Operating LP 3.375% 6/1/25	3,000,000	3,194,897
Healthcare Trust of America Holdings LP 3.5% 8/1/26	621,000	666,785
Kimco Realty Corp. 3.3% 2/1/25	5,500,000	5,812,327
Kite Realty Group Trust 4% 3/15/25	2,778,000	2,919,228
Omega Healthcare Investors, Inc. 4.375% 8/1/23	1,211,000	1,268,524
Realty Income Corp. 2.2% 6/15/28	456,000	460,186
Simon Property Group LP 2.75% 6/1/23	3,463,000	3,548,318
SITE Centers Corp. 4.25% 2/1/26	1,865,000	1,995,450
Spirit Realty LP 2.1% 3/15/28	5,695,000	5,584,288
Ventas Realty LP:
2.65% 1/15/25	3,710,000	3,848,295
3% 1/15/30	4,013,000	4,148,738
3.5% 4/15/24	2,140,000	2,252,148
Vornado Realty LP 2.15% 6/1/26	1,017,000	1,020,922
Welltower, Inc. 3.625% 3/15/24	4,035,000	4,250,527
		47,052,529
Real Estate Management & Development - 0.1%
Brandywine Operating Partnership LP:
3.95% 2/15/23	3,334,000	3,427,087
4.1% 10/1/24	372,000	396,118
		3,823,205
TOTAL REAL ESTATE		50,875,734
UTILITIES - 3.5%
Electric Utilities - 1.7%
Cleco Corporate Holdings LLC 3.743% 5/1/26	2,893,000	3,084,702
Cleco Power LLC 3 month U.S. LIBOR + 0.500% 0.6158% 6/15/23 (b)(c)(d)	8,354,000	8,351,557
Edison International 2.95% 3/15/23	730,000	742,902
Exelon Corp. 3.497% 6/1/22 (c)	10,287,000	10,392,976
FirstEnergy Corp.:
1.6% 1/15/26	606,000	594,710
2.05% 3/1/25	3,271,000	3,254,645
4.75% 3/15/23	600,000	616,818
Florida Power & Light Co. 2.85% 4/1/25	1,508,000	1,578,297
IPALCO Enterprises, Inc. 3.7% 9/1/24	1,115,000	1,172,343
ITC Holdings Corp. 2.7% 11/15/22	3,503,000	3,564,525
NextEra Energy Capital Holdings, Inc.:
0.65% 3/1/23	8,000,000	7,989,779
2.75% 5/1/25	12,257,000	12,761,856
Southern Co. 0.6% 2/26/24	3,789,000	3,739,731
Vistra Operations Co. LLC 5% 7/31/27 (b)	10,000,000	10,105,600
		67,950,441
Gas Utilities - 0.7%
Atmos Energy Corp. 3 month U.S. LIBOR + 0.380% 0.496% 3/9/23 (c)(d)	6,511,000	6,511,446
CenterPoint Energy Resources Corp. 3 month U.S. LIBOR + 0.500% 0.6196% 3/2/23 (c)(d)	8,693,000	8,679,240
Dominion Gas Holdings LLC 2.5% 11/15/24	1,156,000	1,197,153
ONE Gas, Inc. 0.85% 3/11/23	10,000,000	9,984,246
		26,372,085
Independent Power and Renewable Electricity Producers - 0.2%
Emera U.S. Finance LP 0.833% 6/15/24 (b)	4,654,000	4,589,407
The AES Corp. 3.3% 7/15/25 (b)	4,133,000	4,323,449
		8,912,856
Multi-Utilities - 0.9%
Berkshire Hathaway Energy Co. 2.8% 1/15/23	5,944,000	6,072,788
CenterPoint Energy, Inc. 2.5% 9/1/22	1,229,000	1,245,400
Dominion Energy, Inc.:
1.45% 4/15/26	8,000,000	7,907,503
3.071% 8/15/24 (c)	5,000,000	5,205,268
DTE Energy Co. 2.25% 11/1/22	5,500,000	5,579,808
NiSource, Inc.:
0.95% 8/15/25	2,873,000	2,802,151
2.95% 9/1/29	3,000,000	3,108,858
Sempra Energy 2.9% 2/1/23	1,017,000	1,039,549
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 2.2685% 5/15/67 (c)(d)	454,000	422,220
		33,383,545
TOTAL UTILITIES		136,618,927
TOTAL NONCONVERTIBLE BONDS (Cost $2,218,967,374)		2,229,565,697

U.S. Treasury Obligations - 13.4%
	Principal Amount (a)	Value ($)
U.S. Treasury Notes:
0.25% 7/31/25	220,000,000	214,061,721
0.375% 4/30/25	35,355,000	34,671,378
0.75% 3/31/26 (f)	115,000,000	113,279,492
0.875% 6/30/26	115,000,000	113,697,266
1.625% 9/30/26	40,000,000	40,923,438
TOTAL U.S. TREASURY OBLIGATIONS (Cost $522,728,697)		516,633,295

U.S. Government Agency - Mortgage Securities - 1.4%
	Principal Amount (a)	Value ($)
Fannie Mae - 0.9%
3% 7/1/36 to 3/1/50	25,120,488	26,406,709
3.5% 9/1/29 to 10/1/29	758,478	801,166
4.5% to 4.5% 3/1/35 to 9/1/49	6,460,544	7,026,893
6.5% 7/1/32 to 8/1/36	142,757	165,280
7% 8/1/28 to 6/1/33	124,464	145,629
7.5% to 7.5% 11/1/26 to 2/1/28	23,416	26,188
8.5% 9/1/25	704	765
TOTAL FANNIE MAE		34,572,630
Freddie Mac - 0.5%
2% 1/1/32	11,777,574	12,108,820
3% 2/1/34	6,364,137	6,666,589
8.5% 12/1/26 to 8/1/27	11,280	12,571
TOTAL FREDDIE MAC		18,787,980
Ginnie Mae - 0.0%
7% to 7% 7/15/28 to 11/15/28	19,921	22,220
7.5% 2/15/28 to 10/15/28	2,201	2,485
8% 6/15/24	14	15
TOTAL GINNIE MAE		24,720
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $53,462,965)		53,385,330

Asset-Backed Securities - 14.0%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2019-2 Class A, 3.376% 10/16/39 (b)	2,528,190	2,434,538
Series 2021-1A Class A, 2.95% 11/16/41 (b)	3,414,939	3,368,113
Series 2021-2A Class A, 2.798% 1/15/47 (b)	5,887,000	5,877,016
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (b)	1,293,000	1,293,767
Aimco:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.060% 1.1883% 7/22/32 (b)(c)(d)	10,230,000	10,229,969
Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 1.2238% 1/15/32 (b)(c)(d)	10,545,000	10,545,685
Ajax Mortgage Loan Trust Series 2021-B Class A, 2.239% 6/25/66 (b)(c)	4,070,167	4,049,824
AmeriCredit Automobile Receivables Trust Series 2021-3 Class A3, 0.76% 8/18/26	9,667,000	9,634,296
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/40 (b)	1,240,409	1,175,754
Ares LII CLO Ltd. Series 2021-52A Class A1R, 3 month U.S. LIBOR + 1.050% 1.1783% 4/22/31 (b)(c)(d)	8,959,000	8,969,410
Bank of America Credit Card Master Trust:
Series 2020-A1 Class A1, 0.34% 5/15/26	11,987,000	11,871,178
Series 2021-A1 Class A1, 0.44% 9/15/26	10,797,000	10,663,618
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1 month U.S. LIBOR + 1.120% 1.2166% 2/25/35 (c)(d)	126,159	125,901
Blackbird Capital Aircraft Series 2021-1A Class A, 2.443% 7/15/46 (b)	4,758,750	4,724,764
CarMax Auto Owner Trust:
Series 2020-4 Class A3, 0.5% 8/15/25	5,979,000	5,969,571
Series 2021-1 Class A3, 0.34% 12/15/25	6,074,000	6,045,944
Carvana Auto Receivables Trust Series 2021-P2 Class A3, 0.49% 3/10/26	8,448,000	8,390,913
Cascade Funding Mortgage Trust Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	2,675,281	2,673,538
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/46 (b)	4,529,484	4,623,001
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 1.1% 10/20/32 (b)(c)(d)	2,685,000	2,683,880
Series 2021-14A Class A, 3 month U.S. LIBOR + 1.100% 1.2238% 7/15/33 (b)(c)(d)	11,007,000	11,009,730
Cent CLO LP Series 2021-21A Class A1R3, 3 month U.S. LIBOR + 0.970% 1.1045% 7/27/30 (b)(c)(d)	10,010,000	10,011,261
Chesapeake Funding II LLC Series 2019-1A Class A1, 2.94% 4/15/31 (b)	1,566,827	1,581,049
Consumer Loan Underlying Bond Credit Trust Series 2019-HP1 Class A, 2.59% 12/15/26 (b)	1,569,855	1,576,815
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/51 (b)	12,000,000	11,806,080
Dell Equipment Finance Trust:
Series 2019-2 Class A3, 1.91% 10/22/24 (b)	1,408,619	1,415,449
Series 2020-2:
Class A2, 0.47% 10/24/22 (b)	1,969,007	1,970,213
Class A3, 0.57% 10/23/23 (b)	4,476,000	4,475,829
Series 2021-1 Class A3, 0.43% 5/22/26 (b)	3,966,000	3,949,045
Discover Card Execution Note Trust Series 2021-A1 Class A1, 0.58% 9/15/26	10,000,000	9,871,386
DLL Securitization Trust Series 2019-MT3 Class A3, 2.08% 2/21/23 (b)	814,312	816,941
Donlen Fleet Lease Funding Series 2021-2 Class A2, 0.56% 12/11/34 (b)	6,077,000	6,055,465
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 1.2238% 4/15/31 (b)(c)(d)	9,586,000	9,592,586
Enterprise Fleet Financing LLC:
Series 2020-1 Class A2, 1.78% 12/22/25 (b)	3,891,040	3,925,406
Series 2020-2 Class A2, 0.61% 7/20/26 (b)	7,565,699	7,559,761
Series 2021-1 Class A2, 0.44% 12/21/26 (b)	3,543,010	3,528,264
Exeter Automobile Receivables Trust Series 2021-2A Class A3, 0.3% 10/15/24	3,534,000	3,526,819
Finance of America HECM Buyout Series 2021-HB1 Class A, 0.8754% 2/25/31 (b)(c)	2,143,800	2,142,676
Ford Credit Auto Owner Trust:
Series 2019-1 Class A, 3.52% 7/15/30 (b)	4,783,000	5,036,402
Series 2020-2 Class A, 1.06% 4/15/33 (b)	14,774,000	14,522,221
Ford Credit Floorplan Master Owner Trust Series 2020-1 Class A1, 0.7% 9/15/25	12,656,000	12,625,357
GM Financial Consumer Automobile Receivables Trust Series 2020-4 Class A3, 0.38% 8/18/25	6,963,000	6,948,961
GMF Floorplan Owner Revolving Trust:
Series 2020-1 Class A, 0.68% 8/15/25 (b)	3,438,000	3,429,605
Series 2020-2 Class A, 0.69% 10/15/25 (b)	7,860,000	7,823,825
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	1,166,246	1,156,177
HPEFS Equipment Trust Series 2020-2A Class A2, 0.65% 7/22/30 (b)	1,319,860	1,320,433
Hyundai Auto Lease Securitization Trust Series 2021-A Class A3, 0.33% 1/16/24 (b)	6,776,000	6,769,229
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (b)(c)	2,311,000	2,343,620
Madison Park Funding XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 0.970% 1.1045% 7/27/31 (b)(c)(d)	7,645,000	7,645,474
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, 3 month U.S. LIBOR + 1.000% 1.1283% 1/22/31 (b)(c)(d)	8,045,000	8,045,346
Marlette Funding Trust:
Series 2019-4A Class A, 2.39% 12/17/29 (b)	89,658	89,786
Series 2021-2A Class A, 0.51% 9/15/31 (b)	4,950,394	4,942,293
Series 2021-3A Class A, 0.65% 12/15/31 (b)	4,984,000	4,971,412
Mercedes-Benz Auto Lease Trust Series 2020-B Class A3, 0.4% 11/15/23	3,679,000	3,678,244
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (b)	619,076	635,864
MMAF Equipment Finance LLC Series 2019-B Class A3, 2.01% 12/12/24 (b)	4,116,000	4,163,923
Mortgage Repurchase Agreement Financing Trust:
Series 2020-5 Class A1, 1 month U.S. LIBOR + 1.000% 1.0911% 8/10/23 (b)(c)(d)	7,218,000	7,234,544
Series 2021-1 Class A1, 1 month U.S. LIBOR + 0.500% 0.5911% 3/10/22 (b)(c)(d)	8,684,000	8,694,699
Nationstar HECM Loan Trust Series 2020-1A Class A1, 1.2686% 9/25/30 (b)	3,604,929	3,597,110
Niagara Park CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.000% 1.1223% 7/17/32 (b)(c)(d)	10,020,000	10,032,084
OneMain Direct Auto Receivables Trust Series 2021-1A Class A, 0.87% 7/14/28 (b)	9,803,000	9,694,611
Palmer Square Loan Funding, Ltd. Series 2021-2A Class A1, 3 month U.S. LIBOR + 0.800% 0.9596% 5/20/29 (b)(c)(d)	8,959,277	8,960,478
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 1.3366% 1/25/36 (c)(d)	69,438	69,502
Preston Ridge Partners Mortgage Trust Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(c)	1,795,047	1,791,040
Provident Funding Mortgage Trust Series 2020-1 Class A3, 3% 2/25/50 (b)	28,275	28,222
Prpm 2021-5, LLC Series 2021-5 Class A1, 1.793% 6/25/26 (b)(c)	6,297,733	6,271,302
Santander Drive Auto Receivables Trust Series 2021-2 Class A3, 0.34% 2/18/25	7,459,000	7,449,640
Santander Retail Auto Lease Trust:
Series 2020-B Class A3, 0.57% 4/22/24 (b)	8,691,000	8,668,584
Series 2021-A Class A3, 0.51% 7/22/24 (b)	5,349,000	5,317,982
Sapphire Aviation Finance Series 2020-1A Class A, 3.228% 3/15/40 (b)	6,169,680	6,052,819
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	2,797,000	2,885,290
1.884% 7/15/50 (b)	1,204,000	1,209,006
SLAM Ltd. / SLAM LLC Series 2021-1A Class A, 2.434% 6/15/46 (b)	12,660,052	12,490,914
SoFi Consumer Loan Program Trust Series 2019-4 Class A, 2.45% 8/25/28 (b)	178,025	178,341
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 1.1836% 7/15/32 (b)(c)(d)	7,582,000	7,582,933
Symphony CLO XXIII Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.020% 0% 1/15/34 (b)(c)(d)	9,700,000	9,700,000
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.960% 1.1179% 11/18/30 (b)(c)(d)	10,490,000	10,489,990
TCI-Symphony CLO Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.920% 1.0423% 7/15/30 (b)(c)(d)	11,301,000	11,304,808
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 0.9516% 9/25/34 (c)(d)	2,132	1,997
Tesla Series 2020-A Class A3, 0.68% 12/20/23 (b)	3,588,000	3,593,715
Toyota Auto Loan Extended Note Trust Series 2020-1A Class A, 1.35% 5/25/33 (b)	3,961,000	3,963,707
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 0.6866% 4/6/42 (b)(c)(d)	304,000	221,356
Upstart Securitization Trust:
Series 2021-1 Class A, 0.87% 3/20/31 (b)	298,902	298,026
Series 2021-2 Class A, 0.91% 6/20/31 (b)	4,295,290	4,291,407
Series 2021-3 Class A, 0.83% 7/20/31 (b)	6,772,168	6,756,728
Series 2021-4 Class A, 0.84% 9/20/31 (b)	8,965,814	8,891,348
Series 2021-5 Class A, 1.31% 11/20/31 (b)	9,740,000	9,717,386
VCAT Asset Securitization, LLC:
Series 2021-NPL1 Class A1, 2.2891% 12/26/50 (b)	2,515,659	2,516,668
Series 2021-NPL2 Class A1, 2.115% 3/27/51 (b)	7,910,737	7,910,711
Series 2021-NPL3 Class A1, 1.743% 5/25/51 (b)(c)	9,523,227	9,520,435
Verizon Master Trust Series 2021-1:
Class A, 0.5% 5/20/27	7,466,000	7,388,051
Class B, 0.69% 5/20/27	8,000,000	7,911,039
Verizon Owner Trust Series 2020-A Class A1A, 1.85% 7/22/24	6,472,000	6,532,388
Volvo Financial Equipment LLC:
Series 2019-1A Class A3, 3% 3/15/23 (b)	406,074	407,490
Series 2019-2A Class A3, 2.04% 11/15/23 (b)	2,392,276	2,409,972
Voya CLO Ltd. Series 2021-1A Class A1R, 3 month U.S. LIBOR + 0.950% 1.0723% 4/17/30 (b)(c)(d)	10,000,000	10,000,790
World Omni Automobile Lease Securitization Trust Series 2020-B Class A3, 0.45% 2/15/24	4,956,000	4,947,790
TOTAL ASSET-BACKED SECURITIES (Cost $544,451,736)		543,298,530

Collateralized Mortgage Obligations - 3.1%
	Principal Amount (a)	Value ($)
Private Sponsor - 2.3%
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	2,159,860	2,160,005
BRAVO Residential Funding Trust sequential payer Series 2020-RPL2 Class A1, 2% 5/25/59 (b)	4,809,842	4,851,869
Cascade Funding Mortgage Trust:
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(c)	3,537,580	3,533,165
Series 2021-HB5 Class A, 0.8006% 2/25/31 (b)	2,579,237	2,577,443
Series 2021-HB7 Class A, 1.1512% 10/27/31 (b)	3,059,000	3,054,465
CFMT LLC Series 2020-HB4 Class A, 0.9461% 12/26/30 (b)	1,838,531	1,840,508
CSAIL Commercial Mortgage Trust Series 2015-C2 Class ASB, 3.2241% 6/15/57	1,578,001	1,626,919
CSMC Trust sequential payer:
Series 2020-RPL4 Class A1, 2% 1/25/60 (b)	1,346,234	1,354,180
Series 2021-RPL9 Class A1, 2.4364% 2/25/61 (b)	9,500,000	9,499,791
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 0.628% 8/25/60 (b)(c)(d)	442,953	443,302
Lanark Master Issuer PLC Series 2019-2A Class 1A, 2.71% 12/22/69 (b)(c)	5,532,000	5,584,609
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 2.375% 7/25/67 (b)(c)	8,623,000	8,619,930
Mortgage Repurchase Agreement Financing Trust floater Series 2021-S1 Class A1, 1 month U.S. LIBOR + 0.500% 0.5911% 9/10/22 (b)(c)(d)	8,000,000	8,001,964
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/59 (b)	1,805,553	1,868,935
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)	2,966,475	2,943,302
Oceanview Mortgage Loan Trust sequential payer Series 2020-1 Class A1A, 1.7329% 5/28/50 (b)	4,138,264	4,148,952
Oceanview Trust sequential payer Series 2021-1 Class A, 1.2187% 12/25/51 (b)(c)	8,898,000	8,898,000
Preston Ridge Partners Mortgage Trust:
sequential payer Series 2021-8 Class A1, 1.743% 9/25/26 (b)(c)	8,662,870	8,600,915
Series 2021-2 Class A1, 2.115% 3/25/26 (b)	4,024,851	4,013,181
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (b)	1,424,870	1,412,266
RMF Buyout Issuance Trust sequential payer Series 2021-HB1 Class A, 1.2586% 11/25/31 (b)	6,050,000	6,057,895
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.0386% 7/20/34 (c)(d)	649	635
TOTAL PRIVATE SPONSOR		91,092,231
U.S. Government Agency - 0.8%
Fannie Mae:
planned amortization class:
Series 2015-28 Class P, 2.5% 5/25/45	2,201,863	2,274,033
Series 2019-33 Class N, 3% 3/25/48	8,637,963	8,959,997
Series 2015-28 Class JE, 3% 5/25/45	1,583,105	1,659,446
Series 2018-3 Class LP, 3% 2/25/47	6,217,815	6,390,369
Series 2019-59 Class AB, 2.5% 10/25/39	2,592,717	2,674,091
Freddie Mac:
planned amortization class Series 2019-4903 Class DA, 3% 10/25/48	3,942,430	4,086,700
sequential payer Series 4873 Class CA, 4% 7/15/47	2,948,901	3,078,096
Series 3949 Class MK, 4.5% 10/15/34	65,368	71,117
Series 4472 Class WL, 3% 5/15/45	730,949	767,161
TOTAL U.S. GOVERNMENT AGENCY		29,961,010
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $120,677,269)		121,053,241

Commercial Mortgage Securities - 7.9%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	1,767,000	1,810,722
BANK Series 2021-BN33 Class XA, 1.1754% 5/15/64 (c)(g)	20,638,298	1,602,979
Bank of America Commercial Mortgage Trust sequential payer Series 2015-UBS7 Class ASB, 3.429% 9/15/48	8,485,167	8,863,092
Benchmark Mortgage Trust:
sequential payer Series 2018-B2 Class A2, 3.6623% 2/15/51	5,621,000	5,747,887
Series 2019-B14 Class XA, 0.9093% 12/15/62 (c)(g)	24,744,634	1,102,970
Series 2020-B17 Class XA, 1.5406% 3/15/53 (c)(g)	49,460,765	4,120,893
BLOX Trust floater sequential payer Series 2021-BLOX Class A, 1 month U.S. LIBOR + 0.750% 0.84% 9/15/26 (b)(c)(d)	5,047,000	5,038,672
BX Commercial Mortgage Trust:
floater:
Series 2021-PAC Class A, 1 month U.S. LIBOR + 0.680% 0.7791% 10/15/36 (b)(c)(d)	4,501,000	4,488,341
Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 0.7423% 5/15/38 (b)(c)(d)	4,000,000	3,987,822
floater sequential payer Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.89% 12/15/36 (b)(c)(d)	2,552,720	2,550,319
BX Trust:
floater:
Series 2021-ACNT Class A, 1 month U.S. LIBOR + 0.850% 0.95% 11/15/26 (b)(c)(d)	4,360,000	4,349,133
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 0.7259% 10/15/26 (b)(c)(d)	4,085,000	4,053,253
floater sequential payer:
Series 2021-MFM1 Class A, 1 month U.S. LIBOR + 0.700% 0.7895% 1/15/34 (b)(c)(d)	2,100,000	2,091,450
Series 2021-SOAR Class A, 0.76% 6/15/38 (b)(c)	4,342,000	4,317,637
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.089% 4/15/34 (b)(c)(d)	614,000	612,654
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.01% 10/15/36 (b)(c)(d)	5,585,553	5,585,552
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1 Class A1, 1.69% 7/15/60 (b)	6,863,542	6,835,005
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	5,521,885	5,430,542
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, 1 month U.S. LIBOR + 0.950% 1.0395% 11/15/36 (b)(c)(d)	1,313,000	1,309,710
CGMS Commercial Mortgage Trust Series 2017-MDRA Class A, 3.656% 7/10/30 (b)	10,000,000	10,043,450
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 1.21% 6/15/34 (b)(c)(d)	4,628,218	4,619,512
CIM Retail Portfolio Trust floater Series 2021-RETL Class A, 1 month U.S. LIBOR + 1.400% 1.49% 8/15/36 (b)(c)(d)	2,904,000	2,898,526
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2012-GC8:
Class A/S, 3.683% 9/10/45 (b)	6,670,000	6,750,001
Class A4, 3.024% 9/10/45	2,179,345	2,195,553
Series 2014-GC21 Class AAB, 3.477% 5/10/47	827,419	853,403
Series 2016-GC36 Class AAB, 3.368% 2/10/49	2,111,521	2,197,967
Series 2017-P7 Class A2, 3.212% 4/14/50	1,987,946	1,993,180
COMM Mortgage Trust:
sequential payer:
Series 2012-LC4 Class A4, 3.288% 12/10/44	680,068	679,781
Series 2013-CR7:
Class A4, 3.213% 3/10/46	2,666,224	2,732,130
Class AM, 3.314% 3/10/46 (b)	1,343,000	1,377,485
Series 2015-CR22 Class ASB, 3.144% 3/10/48	1,327,612	1,368,420
Series 2015-CR23 Class ASB, 3.257% 5/10/48	1,085,579	1,121,896
Series 2013-CR13 Class AM, 4.449% 11/10/46	2,731,000	2,880,686
Series 2013-LC6 Class ASB, 2.478% 1/10/46	1,043,523	1,051,223
Series 2015-CR22 Class A2, 2.856% 3/10/48	225,243	225,313
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 1.07% 5/15/36 (b)(c)(d)	5,000,000	4,999,999
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	2,198,000	2,222,797
Series 2018-SITE Class A, 4.284% 4/15/36 (b)	1,635,000	1,685,627
CSAIL Commercial Mortgage Trust sequential payer Series 19-C15 Class A2, 3.4505% 3/15/52	3,096,971	3,208,846
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 0.801% 11/15/38 (b)(c)(d)	6,073,000	6,044,490
Extended Stay America Trust floater Series 2021-ESH Class A, 1 month U.S. LIBOR + 1.080% 1.17% 7/15/38 (b)(c)(d)	2,082,168	2,080,919
GS Mortgage Securities Trust:
floater Series 2021-IP Class A, 1 month U.S. LIBOR + 0.950% 1.04% 10/15/36 (b)(c)(d)	2,682,000	2,682,796
sequential payer:
Series 2012-GCJ7:
Class A/S, 4.085% 5/10/45	4,762,000	4,791,330
Class A4, 3.377% 5/10/45	391,253	391,264
Series 2012-GCJ9 Class A3, 2.773% 11/10/45	4,628,218	4,677,484
Series 2013-GC10 Class A5, 2.943% 2/10/46	5,531,000	5,640,984
Series 2014-GC18 Class AAB, 3.648% 1/10/47	299,253	307,343
Series 2014-GC20 Class AAB, 3.655% 4/10/47	374,523	386,710
Series 2014-GC26 Class AAB, 3.365% 11/10/47	2,014,443	2,079,646
Series 2015-GC28 Class AAB, 3.206% 2/10/48	1,419,047	1,464,421
Series 2015-GC30 Class A4, 3.382% 5/10/50	3,541,000	3,746,274
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (b)(c)	5,270,077	5,291,795
Series 2012-GCJ9 Class A/S, 3.124% 11/10/45	4,022,000	4,089,100
Series 2013-GC13 Class A/S, 4.1994% 7/10/46 (b)(c)	9,739,000	10,130,817
Series 2013-GC16 Class A/S, 4.649% 11/10/46	1,900,000	2,002,905
Series 2015-GC32 Class A2, 3.062% 7/10/48	245,081	248,434
JPMBB Commercial Mortgage Securities Trust:
sequential payer:
Series 2013-C17 Class ASB, 3.705% 1/15/47	382,955	393,883
Series 2014-C22 Class A4, 3.8012% 9/15/47	4,450,000	4,711,497
Series 2014-C25 Class ASB, 3.4074% 11/15/47	1,093,672	1,132,059
Series 2013-C17 Class A/S, 4.4584% 1/15/47	6,642,000	6,990,667
JPMCC Commercial Mortgage Securities Trust sequential payer Series 2016-JP4 Class A2, 2.9838% 12/15/49	414,361	414,236
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2012-C6 Class A/S, 4.1166% 5/15/45	2,097,000	2,116,763
Series 2012-LC9 Class A/S, 3.3533% 12/15/47 (b)	5,520,000	5,602,401
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 1.09% 9/15/29 (b)(c)(d)	2,478,000	2,473,283
sequential payer Series 2012-C8 Class A3, 2.8291% 10/15/45	2,440,750	2,464,892
Series 2012-C8 Class A/S, 3.4239% 10/15/45 (b)	2,044,000	2,069,220
Series 2013-C10 Class A5, 3.1425% 12/15/47	4,747,844	4,847,331
Series 2013-C16 Class A/S, 4.5169% 12/15/46	8,570,171	9,025,524
Series 2018-WPT Class AFX, 4.2475% 7/5/33 (b)	2,708,000	2,823,372
LIFE Mortgage Trust floater Series 2021-BMR Class A, 1 month U.S. LIBOR + 0.700% 0.79% 3/15/38 (b)(c)(d)	4,067,000	4,058,752
Merit floater:
Series 2020-HILL Class A, 1 month U.S. LIBOR + 1.150% 1.24% 8/15/37 (b)(c)(d)	859,104	857,759
Series 2021-STOR Class A, 1 month U.S. LIBOR + 0.700% 0.79% 7/15/38 (b)(c)(d)	2,266,000	2,256,781
Morgan Stanley BAML Trust:
sequential payer:
Series 2013-C11 Class A4, 4.2963% 8/15/46 (c)	1,443,000	1,497,192
Series 2014-C15 Class ASB, 3.654% 4/15/47	851,116	875,649
Series 2014-C19 Class ASB, 3.326% 12/15/47	6,817,171	7,037,497
Series 2016-C28 Class A3, 3.272% 1/15/49	1,710,734	1,778,994
Series 2014-C17 Class ASB, 3.477% 8/15/47	2,127,563	2,194,864
Series 2015-C22 Class ASB, 3.04% 4/15/48	827,372	849,547
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	3,837,000	3,943,187
Series 2021-L6 Class XA, 1.3542% 6/15/54 (c)(g)	7,149,078	606,338
OPG Trust floater Series 2021-PORT Class A, 1 month U.S. LIBOR + 0.480% 0.574% 10/15/36 (b)(c)(d)	10,140,000	10,059,975
SREIT Trust floater Series 2021-MFP Class A, 1 month U.S. LIBOR + 0.730% 0.8308% 11/15/38 (b)(c)(d)	4,056,000	4,032,752
UBS-Barclays Commercial Mortgage Trust:
floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 0.8795% 4/10/46 (b)(c)(d)	3,372,343	3,365,410
Series 2012-C2 Class ASEC, 4.179% 5/10/63 (b)	2,974,216	3,016,503
Series 2012-C3 Class A/S, 3.814% 8/10/49 (b)	3,319,000	3,387,385
Wells Fargo Commercial Mortgag Trust sequential payer Series 2015-NXS3 Class ASB, 3.371% 9/15/57	799,706	835,245
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2012-LC5 Class A3, 2.918% 10/15/45	4,105,866	4,144,638
Series 2015-C27 Class ASB, 3.278% 2/15/48	1,971,072	2,038,676
Series 2015-LC22 Class ASB, 3.571% 9/15/58	4,847,957	5,048,783
Series 2017-RC1 Class ASB, 3.453% 1/15/60	3,858,000	4,038,059
WF-RBS Commercial Mortgage Trust:
sequential payer:
Series 2012-C9 Class A3, 2.87% 11/15/45	3,789,710	3,830,995
Series 2013-C12 Class ASB, 2.838% 3/15/48	812,044	822,020
Series 2013-C16 Class ASB, 3.963% 9/15/46	431,549	442,900
Series 2014-C22 Class ASB, 3.464% 9/15/57	3,075,774	3,176,867
Series 2013-C11 Class ASB, 2.63% 3/15/45	314,582	317,740
Series 2013-C12 Class A4, 3.198% 3/15/48	1,071,747	1,094,775
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $307,414,237)		305,735,551

Municipal Securities - 0.4%
	Principal Amount (a)	Value ($)
California Gen. Oblig. Series 2019, 2.4% 10/1/25	4,420,000	4,630,446
Illinois Gen. Oblig. Series 2003, 4.95% 6/1/23	1,346,545	1,408,425
New York City Transitional Fin. Auth. Rev. Series 2017 E, 2.85% 2/1/24	1,320,000	1,379,170
New York Urban Dev. Corp. Rev. Series 2017 D, 2.7% 3/15/23	6,100,000	6,271,007
TOTAL MUNICIPAL SECURITIES (Cost $13,226,731)		13,689,048

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
United Mexican States 3.25% 4/16/30 (Cost $3,509,223)	3,525,000	3,592,856

Bank Notes - 0.9%
	Principal Amount (a)	Value ($)
CIT Bank NA 2.969% 9/27/25 (c)	6,655,000	6,771,463
Citibank NA 3.65% 1/23/24	5,000,000	5,277,680
Citizens Bank NA 2.25% 4/28/25	4,046,000	4,156,866
Discover Bank 3.35% 2/6/23	7,557,000	7,762,285
First Republic Bank 1.912% 2/12/24 (c)	2,692,000	2,725,488
Truist Bank 1.5% 3/10/25	7,000,000	7,072,513
TOTAL BANK NOTES (Cost $33,114,060)		33,766,295

Commercial Paper - 0.7%
	Principal Amount (a)	Value ($)
Enel Finance America LLC yankee:
0.37% 7/11/22	10,000,000	9,975,284
0.4% 9/27/22	10,000,000	9,962,291
HSBC U.S.A., Inc.:
yankee 0.4% 2/9/22	4,000,000	3,997,941
0.33% 10/4/22	5,000,000	4,979,467
TOTAL COMMERCIAL PAPER (Cost $28,926,668)		28,914,983

Fixed-Income Funds - 0.0%
	Shares	Value ($)
Fidelity Specialized High Income Central Fund (h) (Cost $43,099)	434	41,256

Money Market Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (i) (Cost $5,239,621)	5,238,573	5,239,621

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $3,851,761,680)	3,854,915,703
NET OTHER ASSETS (LIABILITIES) - 0.3%	11,480,432
NET ASSETS - 100.0%	3,866,396,135

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	810	Mar 2022	98,332,734	333,758	333,758

The notional amount of futures purchased as a percentage of Net Assets is 2.5%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,257,927,212 or 32.5% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $738,807.
(g)	Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	36,111,829	308,237,888	339,110,096	2,393	-	-	5,239,621	0.0%
Fidelity Specialized High Income Central Fund	41,854	1,863	-	1,863	-	(2,461)	41,256	0.0%
Total	36,153,683	308,239,751	339,110,096	4,256	-	(2,461)	5,280,877

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Municipal Securities, Foreign Government and Government Agency Obligations, Bank Notes and Commercial Paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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